Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies
Schedule of property, plant and equipment depreciation rates.

	Depreciation method	Rates

Buildings	Straight line	1% - 3%
Other property, technical equipment and machinery	Straight line	4% - 10%
Other property, plant and equipment	Straight line	7% - 33%

Schedule of intangible assets amortization rates

	Amortisation method	Rates

Development expenses	Straight line	10%
Concessions, patents, licences, trademarks and similar	Straight line	4% - 20%
Computer software	Straight line	33%
Currently marketed products	Straight line	3% - 10%